Share Capital and Other Equity Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Stock Options
	Number of Shares	Weighted Average Exercise Price (USD)	Weighted Average Grant Date Fair Value (USD)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (USD)

Outstanding – January 1, 2021	929,765	$1.53	$2.50
Expired forfeited, or cancelled	(560,404)	$1.65	$1.66
Outstanding – December 31, 2020	369,361	$1.35	$3.80	5.2	$636,156

Exercisable at December 31, 2020	369,361	$1.35	$3.80	5.2	$636,156

	Number of Shares	Weighted Average Exercise Price (USD)	Weighted Average Grant Date Fair Value (USD)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (USD)

Outstanding – January 1, 2019	689,832	$1.94	$1.94
Granted	448,713	$1.99	$1.49
Expired, forfeited, or cancelled	(341,172)	$1.99	$0.36
Outstanding – December 31, 2019	797,373	$1.99	$0.72
Granted	378,800	$0.94	$5.22
Expired forfeited, or cancelled	(246,408)	$1.94	$0.88
Outstanding – December 31, 2020	929,765	$1.53	$2.50	6.1	$2,537,245

Exercisable at December 31, 2020	929,765	$1.53	$2.50	6.1	$2,537,245

Schedule of Fair Value Assumption of Stock Option

The Company utilized the Black-Scholes option-pricing model to determine the fair value of these stock options, using the assumptions as outlined below.

Stock Price	$5.92
Dividend Yield	0%
Expected Volatility	84.7%
Weighted Average Risk-Free Interest Rate	0.37%
Expected life (in years)	1.5 – 4.2

Schedule of Warrants

The following table summarizes information about shares issuable under warrants outstanding at March 31, 2021:

	Warrant shares outstanding	Weighted average exercise price (USD)	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2021	3,661,178	$1.98
Issued	3,535,519	$4.93
Exercised	(851,099)	$4.17
Outstanding at March 31, 2021	6,345,598	$3.33	4.9	$6,049,152

Exercisable at March 31, 2021	6,345,598	$3.33	4.9	$6,049,152

The following table summarizes information about shares issuable under warrants outstanding at December 31, 2020:

	Warrant shares outstanding	Weighted average exercise price (USD)	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2019	219,510	$2.95	0.08
Issued	84,381	$3.21
Outstanding at December 31, 2019	303,891	$3.02	1.06	$-
Issued	3,222,331	$1.96
Forfeited	(274,816)	$(3.00)
Outstanding at December 31, 2020	3,251,406	$1.95	4.97	$-

Exercisable at December 31, 2020	3,251,406	$1.95	4.97	$8,040,545

Restricted Stock Awards [Member]
Schedule of Restricted Stock Units and Awards Activity

The Company’s activity in restricted common stock was as follows for the three months ended March 31, 2021:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2021	-	$-
Granted	70,986	$4.16
Vested	(44,390)	$4.49
Non–vested at March 31, 2021	26,596	$3.61

Restricted Stock Units [Member]
Schedule of Restricted Stock Units and Awards Activity

The Company’s activity in restricted stock units was as follows for the three months ended March 31, 2021:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2021	-	$-
Granted	3,279,284	$4.41
Vested	(1,207,825)	$4.46
Non–vested at March 31, 2021	2,071,459	$4.38